CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the interim condensed consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2026	2025
Cash and cash equivalents	397,382	447,632
Restricted cash	—	65
Cash, cash equivalents and restricted cash	397,382	447,697